UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

May 31, 2009
unaudited

Bonds & notes — 94.87%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 49.35%
Federal agency mortgage-backed obligations[1] — 47.79%
Fannie Mae 7.00% 2009	$—	$—
Fannie Mae 7.00% 2010	4	5
Fannie Mae 7.00% 2011	8	8
Fannie Mae 9.50% 2011	6	7
Fannie Mae 7.00% 2017	110	117
Fannie Mae 10.50% 2018	1,191	1,360
Fannie Mae 4.50% 2019	5,846	6,056
Fannie Mae 12.00% 2019	366	411
Fannie Mae 4.50% 2020	17,566	18,196
Fannie Mae 4.50% 2020	16,104	16,637
Fannie Mae 4.50% 2020	5,639	5,842
Fannie Mae 5.00% 2020	6,422	6,718
Fannie Mae 6.00% 2021	6,132	6,484
Fannie Mae 6.00% 2021	353	373
Fannie Mae 6.00% 2021	343	363
Fannie Mae 6.00% 2021	303	320
Fannie Mae 6.00% 2022	10,777	11,393
Fannie Mae 9.50% 2022	34	39
Fannie Mae 5.00% 2023	18,468	19,141
Fannie Mae 5.00% 2023	8,690	9,000
Fannie Mae 5.50% 2023	27,879	29,248
Fannie Mae 5.50% 2023	20,386	21,323
Fannie Mae 6.00% 2023	14,681	15,520
Fannie Mae 6.00% 2023	6,482	6,854
Fannie Mae 4.00% 2024	128,929	130,123
Fannie Mae 4.00% 2024	82,114	82,832
Fannie Mae 4.00% 2024	61,750	62,290
Fannie Mae 4.00% 2024	59,820	60,374
Fannie Mae 4.00% 2024	53,869	54,339
Fannie Mae 4.00% 2024	39,128	39,490
Fannie Mae 4.00% 2024	34,259	34,576
Fannie Mae 4.00% 2024	32,195	32,476
Fannie Mae 4.00% 2024	28,717	28,968
Fannie Mae 4.00% 2024	27,022	27,258
Fannie Mae 4.00% 2024	26,912	27,147
Fannie Mae 4.00% 2024	24,914	25,132
Fannie Mae 4.00% 2024	21,873	22,064
Fannie Mae 4.00% 2024	19,634	19,805
Fannie Mae 4.50% 2024	84,192	86,343
Fannie Mae 4.50% 2024	50,035	51,313
Fannie Mae 4.50% 2024	29,679	30,439
Fannie Mae 6.00% 2024	3,109	3,275
Fannie Mae 11.001% 2025[2]	2,705	3,093
Fannie Mae 6.00% 2026	172	181
Fannie Mae 9.50% 2026	254	290
Fannie Mae 6.00% 2027	15,396	16,217
Fannie Mae 6.50% 2027	13,642	14,569
Fannie Mae 6.50% 2027	7,139	7,625
Fannie Mae 6.50% 2027	6,190	6,611
Fannie Mae 8.50% 2027	13	14
Fannie Mae 5.00% 2028	8,956	9,219
Fannie Mae 6.00% 2028	11,532	12,111
Fannie Mae 6.00% 2028	6,342	6,660
Fannie Mae 6.00% 2028	2,829	2,971
Fannie Mae 4.00% 2029	19,885	19,930
Fannie Mae 7.50% 2029	264	289
Fannie Mae 7.50% 2030	42	46
Fannie Mae 7.50% 2030	14	15
Fannie Mae 7.50% 2031	185	202
Fannie Mae 7.50% 2031	71	78
Fannie Mae 7.50% 2031	69	76
Fannie Mae 7.50% 2031	44	48
Fannie Mae 8.00% 2031	2,358	2,558
Fannie Mae 4.89% 2033[2]	1,546	1,588
Fannie Mae 5.50% 2033	11,978	12,445
Fannie Mae 6.50% 2034	25,645	27,501
Fannie Mae 4.456% 2035[2]	3,338	3,450
Fannie Mae 4.50% 2035	27,665	27,980
Fannie Mae 4.50% 2035[2]	1,632	1,675
Fannie Mae 4.562% 2035[2]	2,544	2,630
Fannie Mae 5.00% 2035	8,895	9,135
Fannie Mae 5.50% 2035	8,185	8,496
Fannie Mae 5.50% 2035	4,292	4,456
Fannie Mae 6.50% 2035	39,912	42,888
Fannie Mae 5.00% 2036	17,669	18,137
Fannie Mae 5.00% 2036	8,653	8,886
Fannie Mae 5.414% 2036[2]	5,638	5,922
Fannie Mae 5.50% 2036	270	280
Fannie Mae 5.514% 2036[2]	6,912	7,264
Fannie Mae 6.00% 2036	306	321
Fannie Mae 6.50% 2036	26,646	28,650
Fannie Mae 5.00% 2037	17,707	18,160
Fannie Mae 5.362% 2037[2]	9,154	9,583
Fannie Mae 5.50% 2037	84,600	87,157
Fannie Mae 5.50% 2037	47,606	49,358
Fannie Mae 5.50% 2037	32,570	33,555
Fannie Mae 5.50% 2037	6,158	6,344
Fannie Mae 5.50% 2037	4,085	4,229
Fannie Mae 5.50% 2037	4,017	4,138
Fannie Mae 5.617% 2037[2]	3,051	3,203
Fannie Mae 5.845% 2037[2]	4,332	4,556
Fannie Mae 6.00% 2037	8,494	8,907
Fannie Mae 6.00% 2037[3]	2,199	2,293
Fannie Mae 6.00% 2037	1,358	1,430
Fannie Mae 6.009% 2037[2]	2,729	2,863
Fannie Mae 6.161% 2037[2]	1,663	1,743
Fannie Mae 6.323% 2037[2]	11,566	12,137
Fannie Mae 6.50% 2037	28,195	30,086
Fannie Mae 6.50% 2037	13,371	14,251
Fannie Mae 6.50% 2037	11,997	12,787
Fannie Mae 6.50% 2037	9,714	10,354
Fannie Mae 6.50% 2037	9,390	10,019
Fannie Mae 6.50% 2037	8,177	8,716
Fannie Mae 6.50% 2037	6,434	6,865
Fannie Mae 6.50% 2037	5,413	5,809
Fannie Mae 6.50% 2037	5,321	5,671
Fannie Mae 6.50% 2037	5,048	5,386
Fannie Mae 6.50% 2037	2,396	2,568
Fannie Mae 7.00% 2037	11,319	12,231
Fannie Mae 7.00% 2037	11,209	12,112
Fannie Mae 7.00% 2037	7,859	8,493
Fannie Mae 7.00% 2037	6,508	7,032
Fannie Mae 7.00% 2037	3,011	3,269
Fannie Mae 7.00% 2037	2,587	2,795
Fannie Mae 7.00% 2037[3]	1,995	2,136
Fannie Mae 7.00% 2037	1,457	1,574
Fannie Mae 7.00% 2037	1,301	1,406
Fannie Mae 7.00% 2037	800	869
Fannie Mae 7.00% 2037	604	653
Fannie Mae 7.50% 2037	1,629	1,761
Fannie Mae 7.50% 2037	1,018	1,100
Fannie Mae 4.436% 2038[2]	4,742	4,919
Fannie Mae 4.539% 2038[2]	1,793	1,862
Fannie Mae 5.00% 2038	50,040	51,295
Fannie Mae 5.452% 2038[2]	11,415	11,961
Fannie Mae 5.461% 2038[2]	2,700	2,830
Fannie Mae 5.50% 2038	54,617	56,644
Fannie Mae 5.50% 2038	23,034	23,888
Fannie Mae 5.50% 2038	11,147	11,582
Fannie Mae 5.554% 2038[2]	611	635
Fannie Mae 5.645% 2038[2,3]	27,702	28,966
Fannie Mae 6.00% 2038	17,265	18,121
Fannie Mae 6.00% 2038	10,426	10,933
Fannie Mae 6.00% 2038	6,988	7,328
Fannie Mae 6.00% 2038	6,450	6,756
Fannie Mae 6.50% 2038	49,154	52,450
Fannie Mae 6.50% 2038	45,836	48,910
Fannie Mae 6.50% 2038	24,155	25,775
Fannie Mae 6.50% 2038	16,550	17,660
Fannie Mae 6.50% 2038	10,051	10,735
Fannie Mae 6.50% 2038	9,839	10,508
Fannie Mae 7.00% 2038	13,150	14,210
Fannie Mae 4.50% 2039	25,000	25,229
Fannie Mae 5.119% 2039[2]	6,845	7,141
Fannie Mae 6.50% 2036	62,575	66,672
Fannie Mae 6.50% 2039	17,751	18,942
Fannie Mae 6.457% 2047[2]	11,644	12,185
Fannie Mae 6.497% 2047[2]	5,268	5,521
Fannie Mae, Series 35, Class 2, 12.00% 2018	16	17
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,482	4,615
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	178	193
Fannie Mae, Series 2001-4, Class NA, 11.843% 2025[2]	1,964	2,222
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,461	2,705
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,163	1,235
Fannie Mae, Series 2001-20, Class E, 9.625% 2031[2]	68	77
Fannie Mae, Series 2001-20, Class C, 12.018% 2031[2]	250	290
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	9,546	9,738
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	16,675	17,494
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	5,622	4,775
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	4,542	3,773
Fannie Mae, Series 2006-65, Class PF, 0.589% 2036[2]	6,211	6,105
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,027	1,093
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	6,622	6,877
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,251	4,494
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	29,784	31,224
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	852	927
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	619	680
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	637	699
Freddie Mac 8.50% 2009	1	1
Freddie Mac 6.00% 2014	117	124
Freddie Mac 6.00% 2017	457	485
Freddie Mac 8.50% 2018	—	—
Freddie Mac 4.50% 2019	7,222	7,474
Freddie Mac 4.50% 2019	1,508	1,561
Freddie Mac 4.50% 2023	29,603	30,331
Freddie Mac 5.00% 2023	14,739	15,262
Freddie Mac 5.00% 2023	10,427	10,797
Freddie Mac 5.50% 2023	71,467	74,720
Freddie Mac 6.00% 2023	10,793	11,406
Freddie Mac 4.00% 2024	78,890	79,583
Freddie Mac 4.00% 2024	38,850	39,184
Freddie Mac 4.50% 2024	29,808	30,534
Freddie Mac 4.50% 2024	10,859	11,124
Freddie Mac 4.50% 2024	4,973	5,094
Freddie Mac 10.00% 2025	1,024	1,157
Freddie Mac 6.00% 2026	9,556	10,060
Freddie Mac 6.00% 2027	18,500	19,477
Freddie Mac 4.631% 2035[2]	8,074	8,365
Freddie Mac 5.00% 2035	14,049	14,414
Freddie Mac 5.00% 2036	27,747	28,469
Freddie Mac 5.604% 2036[2]	11,096	11,595
Freddie Mac 5.878% 2036[2]	36,255	38,021
Freddie Mac 6.00% 2036	21,159	22,252
Freddie Mac 6.00% 2036	10,898	11,422
Freddie Mac 4.758% 2037[2]	3,078	3,197
Freddie Mac 5.45% 2037[2]	4,039	4,203
Freddie Mac 5.50% 2037	8,195	8,514
Freddie Mac 5.683% 2037[2]	3,959	4,136
Freddie Mac 5.791% 2037[2]	4,041	4,230
Freddie Mac 5.976% 2037[2]	2,443	2,556
Freddie Mac 6.00% 2037	8,063	8,451
Freddie Mac 6.00% 2037	5,874	6,156
Freddie Mac 6.00% 2037	4,964	5,231
Freddie Mac 6.00% 2037	3,146	3,297
Freddie Mac 6.053% 2037[2]	2,181	2,285
Freddie Mac 6.239% 2037[2]	2,643	2,766
Freddie Mac 6.261% 2037[2]	4,246	4,412
Freddie Mac 6.315% 2037[2]	3,267	3,416
Freddie Mac 6.50% 2037	17,013	18,122
Freddie Mac 6.50% 2037	3,392	3,609
Freddie Mac 6.50% 2037	1,768	1,881
Freddie Mac 4.66% 2038[2]	5,187	5,375
Freddie Mac 4.809% 2038[2]	4,637	4,798
Freddie Mac 4.977% 2038[2]	1,386	1,443
Freddie Mac 5.00% 2038	28,913	29,611
Freddie Mac 5.00% 2038	9,100	9,319
Freddie Mac 5.00% 2038	8,779	8,991
Freddie Mac 5.00% 2038	8,771	8,983
Freddie Mac 5.00% 2038	5,989	6,133
Freddie Mac 5.133% 2038[2]	22,491	23,392
Freddie Mac 5.183% 2038[2]	4,270	4,432
Freddie Mac 5.50% 2038	37,684	39,123
Freddie Mac 5.50% 2038	32,933	34,130
Freddie Mac 5.50% 2038	32,459	33,689
Freddie Mac 5.50% 2038	22,961	23,795
Freddie Mac 5.50% 2038	18,552	19,098
Freddie Mac 5.50% 2038	5,883	6,095
Freddie Mac 5.53% 2038[2]	4,430	4,632
Freddie Mac 6.00% 2038	36,088	37,959
Freddie Mac 6.00% 2038	31,627	33,158
Freddie Mac 6.00% 2038	10,040	10,560
Freddie Mac 6.50% 2038	29,597	31,526
Freddie Mac 6.50% 2038	22,311	23,766
Freddie Mac 6.50% 2038	19,001	20,240
Freddie Mac 6.50% 2038	17,342	18,473
Freddie Mac 6.50% 2038	8,456	9,007
Freddie Mac 6.50% 2038	8,284	8,824
Freddie Mac 6.50% 2039	62,725	66,753
Freddie Mac, Series 2356, Class GD, 6.00% 2016	3,943	4,189
Freddie Mac, Series 2289, Class NA, 11.912% 2020[2]	988	1,124
Freddie Mac, Series 178, Class Z, 9.25% 2021	49	53
Freddie Mac, Series 2289, Class NB, 11.348% 2022[2]	235	271
Freddie Mac, Series 1567, Class A, 0.775% 2023[2]	53	50
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,333	1,344
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,514	1,628
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,983	3,136
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	529	576
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,842	4,084
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	8,491	7,647
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,400	3,665
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,014	3,336
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,586	2,167
Freddie Mac, Series 3156, Class PF, 0.594% 2036[2]	10,083	9,898
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,767	4,975
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,231	6,557
Freddie Mac, Series 3272, Class PA, 6.00% 2037	8,121	8,511
Government National Mortgage Assn. 9.50% 2009	1	1
Government National Mortgage Assn. 6.00% 2013	247	263
Government National Mortgage Assn. 6.00% 2014	156	166
Government National Mortgage Assn. 6.50% 2014	95	103
Government National Mortgage Assn. 6.50% 2014	94	102
Government National Mortgage Assn. 6.50% 2014	94	102
Government National Mortgage Assn. 6.50% 2014	83	90
Government National Mortgage Assn. 6.50% 2014	80	87
Government National Mortgage Assn. 6.50% 2014	60	63
Government National Mortgage Assn. 6.50% 2014	52	54
Government National Mortgage Assn. 6.50% 2014	45	49
Government National Mortgage Assn. 6.50% 2014	36	39
Government National Mortgage Assn. 6.50% 2014	20	22
Government National Mortgage Assn. 6.50% 2014	10	11
Government National Mortgage Assn. 6.50% 2014	7	8
Government National Mortgage Assn. 5.50% 2016	461	488
Government National Mortgage Assn. 5.50% 2016	340	360
Government National Mortgage Assn. 5.50% 2016	281	297
Government National Mortgage Assn. 5.50% 2016	268	283
Government National Mortgage Assn. 5.50% 2016	249	264
Government National Mortgage Assn. 5.50% 2016	218	230
Government National Mortgage Assn. 5.50% 2016	215	228
Government National Mortgage Assn. 5.50% 2016	204	216
Government National Mortgage Assn. 5.50% 2016	192	203
Government National Mortgage Assn. 5.50% 2016	149	157
Government National Mortgage Assn. 5.50% 2016	110	116
Government National Mortgage Assn. 5.50% 2016	91	96
Government National Mortgage Assn. 5.50% 2016	82	86
Government National Mortgage Assn. 5.50% 2016	64	68
Government National Mortgage Assn. 5.50% 2016	64	68
Government National Mortgage Assn. 6.00% 2016	584	622
Government National Mortgage Assn. 6.50% 2016	307	332
Government National Mortgage Assn. 6.50% 2016	238	258
Government National Mortgage Assn. 9.00% 2016	42	47
Government National Mortgage Assn. 5.50% 2017	2,053	2,173
Government National Mortgage Assn. 10.00% 2019	745	847
Government National Mortgage Assn. 8.50% 2021	43	47
Government National Mortgage Assn. 10.00% 2021	257	295
Government National Mortgage Assn. 8.50% 2022	16	18
Government National Mortgage Assn. 6.00% 2035	22	23
Government National Mortgage Assn. 5.00% 2038	53,141	54,698
Government National Mortgage Assn. 5.50% 2038	42,249	43,873
Government National Mortgage Assn. 5.50% 2038	10,077	10,473
Government National Mortgage Assn. 5.50% 2038	8,866	9,207
Government National Mortgage Assn. 6.00% 2038	32,812	34,332
Government National Mortgage Assn. 6.00% 2038	30,661	32,082
Government National Mortgage Assn. 6.00% 2038	26,048	27,255
Government National Mortgage Assn. 6.00% 2038	9,053	9,481
Government National Mortgage Assn. 6.00% 2038	8,675	9,085
Government National Mortgage Assn. 6.50% 2038	41,216	43,644
Government National Mortgage Assn. 5.922% 2058[3]	17,406	17,645
Government National Mortgage Assn. 6.172% 2058[3]	791	806
Government National Mortgage Assn. 6.22% 2058[3]	9,028	9,208
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,437
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,519
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,335
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	16,183	16,608
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	4,133	4,210
		3,901,426

Commercial mortgage-backed securities[1] — 1.51%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	28,943
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	10,526
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.262% 2041[2,5]	7,316	7,817
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,059
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	2,000	1,720
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,682
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,615	2,585
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	1,825
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,633
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.551% 2039[2]	4,800	4,356
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	2,000	1,284
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,964	1,950
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,915
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,650
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,137
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,430
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[2]	2,000	1,650
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,5]	10,750	9,567
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	2,000	1,660
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.336% 2044[2]	5,000	4,517
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 2044[2]	2,000	1,695
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[2]	5,000	4,226
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,566
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,140	1,163
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.711% 2045[2]	3,000	2,582
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.265% 2044[2]	1,000	663
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,725
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,856	1,882
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,000	1,685
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,557
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	903
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	823	814
		123,367

Other mortgage-backed securities[1] — 0.05%
Bank of America 5.50% 2012[5]	3,970	3,927

Collateralized mortgage-backed obligations (privately originated)[1] — 0.00%
Paine Webber CMO, Series O, Class 5, 9.50% 2019	159	171

Total mortgage-backed obligations		4,028,891

U.S. TREASURY BONDS & NOTES — 37.09%
U.S. Treasury 1.25% 2010	10,000	10,086
U.S. Treasury 2.00% 2010	25,000	25,473
U.S. Treasury 2.00% 2010	17,625	17,836
U.S. Treasury 5.75% 2010	14,435	15,339
U.S. Treasury 6.50% 2010	10,000	10,430
U.S. Treasury 0.875% 2011	20,000	20,039
U.S. Treasury 1.125% 2011	239,600	239,365
U.S. Treasury 2.375% 2011[3,4]	34,204	35,203
U.S. Treasury 4.50% 2011	25,950	27,610
U.S. Treasury 4.625% 2011	44,430	48,314
U.S. Treasury 4.875% 2011	33,500	36,129
U.S. Treasury 4.875% 2011	10,000	10,758
U.S. Treasury 1.375% 2012	10,000	10,030
U.S. Treasury 3.00% 2012[3,4]	37,499	29,324
U.S. Treasury 4.25% 2012	9,825	10,694
U.S. Treasury 4.875% 2012	8,825	9,687
U.S. Treasury 1.875% 2013[3,4]	17,368	17,950
U.S. Treasury 2.75% 2013	39,745	40,843
U.S. Treasury 2.75% 2013	20,000	20,749
U.S. Treasury 3.125% 2013	340,750	356,350
U.S. Treasury 3.125% 2013	23,000	24,023
U.S. Treasury 3.375% 2013	56,000	59,244
U.S. Treasury 3.50% 2013	42,045	44,712
U.S. Treasury 3.625% 2013	20,000	21,366
U.S. Treasury 3.875% 2013	33,720	36,332
U.S. Treasury 1.25% 2014[3,4]	16,580	16,860
U.S. Treasury 1.875% 2014	15,800	15,520
U.S. Treasury 2.25% 2014	44,000	43,799
U.S. Treasury 2.00% 2014[3,4]	16,923	17,502
U.S. Treasury 2.00% 2014[3,4]	83,556	86,297
U.S. Treasury 4.25% 2014	20,000	21,818
U.S. Treasury 4.25% 2014	14,125	15,412
U.S. Treasury 1.875% 2015[3,4]	37,364	38,188
U.S. Treasury 4.25% 2015	118,000	128,311
U.S. Treasury 9.875% 2015	7,000	9,920
U.S. Treasury 11.25% 2015	30,000	43,809
U.S. Treasury 2.375% 2016	40,800	39,181
U.S. Treasury 2.625% 2016	25,000	24,454
U.S. Treasury 5.125% 2016	109,150	123,668
U.S. Treasury 7.25% 2016	49,500	62,602
U.S. Treasury 7.50% 2016	40,500	52,068
U.S. Treasury 2.375% 2017[3,4]	42,444	44,681
U.S. Treasury 4.625% 2017	82,000	90,370
U.S. Treasury 8.875% 2017	47,000	65,594
U.S. Treasury 3.50% 2018	107,605	108,807
U.S. Treasury 3.75% 2018	122,825	125,551
U.S. Treasury 4.00% 2018	28,000	29,237
U.S. Treasury 2.125% 2019[3,4]	5,200	5,426
U.S. Treasury 2.75% 2019	24,600	23,122
U.S. Treasury 3.125% 2019	16,000	15,544
U.S. Treasury 8.125% 2019	183,798	252,292
U.S. Treasury 8.50% 2020	36,750	51,789
U.S. Treasury 7.875% 2021	6,500	8,834
U.S. Treasury 8.00% 2021	6,450	8,910
U.S. Treasury 6.25% 2023	44,585	54,122
U.S. Treasury 7.125% 2023	28,000	36,496
U.S. Treasury 7.50% 2024	1,225	1,682
U.S. Treasury 2.375% 2025[3,4]	6,092	6,165
U.S. Treasury 6.125% 2027	3,425	4,205
U.S. Treasury 5.25% 2028	17,000	19,037
U.S. Treasury 3.875% 2029[3,4]	5,465	6,779
U.S. Treasury 6.25% 2030	18,000	22,724
U.S. Treasury 2.00% 2032[3,4]	1,090	1,343
U.S. Treasury 4.50% 2036	74,650	76,452
U.S. Treasury 4.375% 2038	38,740	38,943
U.S. Treasury Principal Strip 0% 2019	18,000	12,330
		3,027,730

FEDERAL AGENCY BONDS & NOTES — 7.70%
Fannie Mae 1.75% 2011	39,450	39,951
Fannie Mae 3.625% 2011	10,000	10,516
Fannie Mae 6.00% 2011	15,000	16,415
Fannie Mae 6.125% 2012	10,000	11,239
Fannie Mae 3.625% 2013	16,750	17,703
Fannie Mae 2.50% 2014	8,250	8,131
Fannie Mae 2.75% 2014	62,305	62,395
Fannie Mae 5.375% 2017	13,000	14,367
Federal Home Loan Bank 2.50% 2009	5,000	5,028
Federal Home Loan Bank 2.56% 2009	4,000	4,015
Federal Home Loan Bank 4.375% 2009	21,560	21,797
Federal Home Loan Bank 3.375% 2010	10,000	10,350
Federal Home Loan Bank 7.625% 2010	8,000	8,524
Federal Home Loan Bank 2.25% 2012	15,250	15,500
Federal Home Loan Bank 3.625% 2013	10,000	10,396
Federal Home Loan Bank 5.375% 2016	37,750	41,776
Federal Home Loan Bank 5.375% 2016	8,755	9,545
Federal Home Loan Bank 4.75% 2018	10,050	10,432
Freddie Mac 2.875% 2010	17,000	17,512
Freddie Mac 1.50% 2011	27,200	27,451
Freddie Mac 2.125% 2012	14,325	14,521
Freddie Mac 2.50% 2014	13,000	12,818
Freddie Mac 5.50% 2016	10,000	11,182
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	6,750	7,190
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,765
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	20,010	21,456
Federal Agricultural Mortgage Corp. 5.125% 2017[5]	10,225	10,551
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	33,000	33,520
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,105
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	22,500	22,820
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,559
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,297
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	8,269	8,666
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,956	2,048
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,009	1,067
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	3,306	3,546
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	7,069	7,313
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,306
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	13,586	13,778
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,145
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,084
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,414	6,613
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	4,012	4,233
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,001	2,037
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	1,998
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	954	989
		628,650

ASSET-BACKED OBLIGATIONS — 0.73%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013[1]	10,000	10,143
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015[1]	8,000	7,866
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015[1]	5,450	5,678
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014[1]	4,747	4,882
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014[1]	4,600	4,803
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015[1]	200	215
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020[1]	2,796	2,847
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	625	619
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015[1]	3,000	3,246
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[1]	3,000	3,176
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014[1]	3,000	3,075
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011[1]	3,000	3,059
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012[1]	3,000	2,923
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013[1]	2,000	2,007
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015[1]	1,895	1,996
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[1,5]	1,713	1,713
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016[1,3]	1,725	1,676
		59,924

Total bonds & notes (cost: $7,620,743,000)		7,745,195

Short-term securities — 5.19%

Federal Home Loan Bank 0.07%–0.28% due 6/1–7/22/2009	282,625	282,588
Freddie Mac 0.11%–0.23% due 6/9–9/14/2009	71,500	71,486
U.S. Treasury Bills 0.17%–0.22% due 6/4–8/6/2009	69,800	69,785

Total short-term securities (cost: $423,861,000)		423,859

Total investment securities (cost: $8,044,604,000)		8,169,054
Other assets less liabilities		(4,723)

Net assets		$8,164,331

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $398,833,000, which represented 4.89% of the net assets of the fund.
4Index-linked bond whose principal amount moves with a government retail price index.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $62,221,000, which represented .76% of the net assets of the fund.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	8,109,333
Level 3 — Significant unobservable inputs	59,721
Total	$8,169,054

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended May 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 9/1/2008	$—
Net purchases	22,697
Net unrealized depreciation	(496)
Net transfers into Level 3	37,520
Ending value at 5/31/2009	$59,721

Net unrealized depreciation during the period on Level 3 investment securities held at 5/31/2009	$(496)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$168,726
Gross unrealized depreciation on investment securities	(52,736)
Net unrealized appreciation on investment securities	115,990
Cost of investment securities for federal income tax purposes	8,053,064

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-0709O-S21425

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2009